Research and development expenses: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Research and development expenses:
Research and development expenses	$ 37,178	$ 74,040	$ 25,602
Program funding	(604)	(842)	(982)
Research and development	$ 36,574	$ 73,198	$ 24,620